Lease	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Lease
Lease

Note 9 - Lease

The Company has a non-cancellable operating lease for its corporate office space in Golden, Colorado which qualifies for capitalization under ASC 842 Leases. As of March 31, 2026, the Golden, Colorado lease has a remaining term of approximately 3.2 years and includes an option to extend for up to ten additional years; however, the extension option is not recognized as part of the right-of-use asset as it is not reasonably certain to be exercised. As of March 31, 2026, and December 31, 2025, the net right-of-use asset “ROU” recorded under the operating lease was $0.5 million and $0.5 million, respectively, and the corresponding lease liability was $0.6 million and $0.7 million, respectively.

The Company evaluates contracts above certain thresholds to identify leases and lease components. Lease and non-lease components are not separated for facility space leases. The Company uses its contractual borrowing rate to determine lease discount rates when an implicit rate is not available. Lease cost for the three months ended March 31, 2026 and March 31, 2025, included in unaudited condensed consolidated statements of operations, is as follows:

	Three Months Ended,
	March 31, 2026	March 31, 2025
Operating lease cost	$51,432	$61,006

The following represents the activity for the right of use asset:

	March 31, 2026	December 31, 2025
Beginning balance	$547,186	$703,524
Amortization charge for the period	(39,085)	(156,338)
Ending balance	$508,101	$547,186

Other information relating to the operating lease is as follows:
Weighted average remaining lease term in years	3.2	3.5
Weighted average discount rate	6.9%	6.9%

Future minimum lease payments as of March 31, 2026 are as follows:

Year	Amount
2026 (remainder of the year)	$166,800
2027	226,705
2028	231,216
Thereafter	117,709
Total future minimum lease payments	742,430
Less: imputed interest	(75,757)
Operating lease liabilities	666,673
Less: current portion	185,899
Non-current portion of lease liabilities	$480,774

Note 13 - Leases

The Company has a non-cancellable operating lease for its corporate office space in Golden, Colorado which qualifies for capitalization under ASC 842 Leases. As of December 31, 2025, the Golden, Colorado lease has a remaining term of approximately three-and-two-quarter years and includes an option to extend for up to ten additional years; however, the extension option is not recognized as part of the right-of-use asset as it is not reasonably certain to be exercised. As of December 31, 2025, and December 31, 2024, the net right-of-use asset “ROU” recorded under the operating lease was $0.5 million and $0.7 million, respectively, and the corresponding lease liability was $0.7 million and $0.9 million, respectively.

During the third quarter of 2025, the property owner of the Golden, Colorado facility became subject to a court-appointed receivership. Throughout the receivership period, the Company continued to occupy the premises and made all rental payments in accordance with the existing lease terms. During the fourth quarter of 2025, the receivership process concluded with the sale of the property to a new owner. The Company’s lease was assumed by the new property owner and continues in full force and effect under its existing terms and conditions. The change in property ownership did not result in a lease modification, reassignment, or early termination, and had no material impact on the Company’s operations or financial position. Management evaluated the assumption of the lease by the new owner under ASC 842-10-35 and concluded that the event did not constitute a lease modification requiring remeasurement. No impairment of the right-of-use asset was identified in connection with this matter.

As of December 31, 2025, management has not identified any impairment indicators related to the ROU asset, and no changes to the lease term or measurement have been recorded. The lease was not modified as a result of the new land lord. The Company will continue to monitor the status of the receivership and evaluate whether the event results in a lease modification, remeasurement, or impairment in future periods in accordance with ASC 842-10-35.

The Company analyzes contracts above certain thresholds to identify leases and lease components. Lease and non-lease components are not separated for facility space leases. The Company uses its contractual borrowing rate to determine lease discount rates when an implicit rate is not available. Lease cost for the year ended December 31, 2025, and December 31, 2024, included in consolidated statements of operations, is as follows:

	Year Ended
	December 31
	2025	2024
Operating lease cost	$232,773	$258,477

The following represents the activity for the right of use assets:

	December 31, 2025	December 31, 2024
Beginning balance	$703,524	$859,861
Amortization charge for the period	(156,338)	(156,337)
Ending balance	$547,186	$703,524

Other information relating to the operating lease is as follows:

Weighted average remaining lease term in years	3.5	2.4
Weighted average discount rate	6.9%	6.9%

Future minimum lease payments as of December 31, 2025 are as follows:

Year	Amount
2026	$222,275
2027	226,705
2028	231,216
Thereafter	117,709
Total future minimum lease payments	797,905
Less: imputed interest	87,390
Operating lease liabilities	710,515
Less: current portion	181,963
Non-current portion of lease liabilities	$528,552